Taxes - Components of Provision (benefit) for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Federal	$ 518	$ 2,187	$ 3,630
Foreign	221	267	200
State and Local	974	741	677
Total	1,713	3,195	4,507
Deferred
Federal	1,150	175	(14,360)
Foreign	(13)	30	(66)
State and Local	95	184	(37)
Total	1,232	389	(14,463)
Total income tax provision (benefit)	$ 2,945	$ 3,584	$ (9,956)